Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Assets
Cash and cash equivalents	¥ 68,997	¥ 45,668
Trade receivables, net	20,404	26,953
Inventories	30,200	31,849
Other current assets	5,218	8,319
Total current assets	124,819	112,789
Investment securities	3,741	5,923
Property, plant and equipment, net	39,925	41,368
Intangible assets, net	3,545	15,833
Goodwill	46,846	41,670
Other assets	10,980	7,932
Total assets	229,856	225,515
Liabilities and Stockholders' Equity
Trade accounts payable	12,353	10,380
Accrued expenses	6,775	7,910
Income taxes payable	1,089	1,436
Accrued warranty expenses	1,589	1,889
Customer prepayments	2,488	3,198
Other current liabilities	2,313	3,087
Total current liabilities	26,607	27,900
Corporate bonds	25,000	25,000
Convertible bonds	30,149
Accrued pension and severance costs	28,641	26,785
Other liabilities	3,207	4,589
Total liabilities	113,604	84,274
Commitments and contingent liabilities
Stockholders' equity:
Common stock, Authorized 440,000,000 shares; issued 199,566,770 shares	32,363	32,363
Capital surplus	43,906	42,801
Retained earnings	130,740	170,626
Accumulated other comprehensive income (loss)	5,326	(6,929)
Treasury stock, 25,773,688 shares in 2013 and 25,368,828 shares in 2014, at cost	(96,083)	(97,620)
Total stockholders' equity	116,252	141,241
Total liabilities and stockholders' equity	¥ 229,856	¥ 225,515